UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Elm Ridge Capital Management, LLC

Address:  747 Third Avenue
          33rd Floor
          New York, NY  10017

13F File Number: 28-10075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christopher Coneely
Title:    Chief Financial Officer of the Funds
Phone:    (212) 821-1485

Signature, Place and Date of Signing:


/s/ Christopher Coneely           New York, NY               November 12, 2003
-----------------------        --------------------      -----------------------
       [Signature]                 [City, State]                [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               3
                                              -----

Form 13F Information Table Entry Total:         45
                                              -----

Form 13F Information Table Value Total:       $864,157
                                              --------
                                              (thousands)

List of Other Included Managers:

No.    Form 13F File Number     Name

1.      28- xxxx                Elm Ridge Capital Partners, L.P.
2.      28- xxxx                Elm Ridge Value Advisors, LLC
3.      28- xxxx                Elm Ridge Value Partners Offshore Fund, Inc.
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

                           FORM 13F INFORMATION TABLE

        Column 1          Column 2  Column 3   Column 4         Column 5        Column 6   Column 7            Column 8

                          Title                  Market
                           of                    Value     Shares/   Sh/  Put/  Invstmt    Other         Voting Authority
     Name of Issuer       Class       CUSIP    (x $1000)   Prn Amt.  Prn  Call  Discretn   Managers  Sole  Shared        None
-------------------------------------------------------------------------------------------------------------------------------
Activcard Corporation     COM       00506J107      4,208    515,000  SH         Shared     2         0        515,000     0
Agere Systems Inc.        CL A      00845v100     14,764  4,809,200  SH         Shared     2         0      4,809,200     0
Agilysis Inc.             COM       00847j105      9,918  1,130,900  SH         Shared     2         0      1,130,900     0
Allmerica Financial       COM       019754100     16,369    687,500  SH         Shared     2         0        687,500     0
Apria Healthcare          COM       037933108     29,206  1,066,700  SH         Shared     2         0      1,066,700     0
Ashland Inc.              COM       044204105     45,159  1,374,700  SH         Shared     2         0      1,374,700     0
Axis Capital              SHS       G0692U109     11,267    451,600  SH         Shared     2         0        451,600     0
Banta Corp                COM       066821109     13,493    374,800  SH         Shared     2         0        374,800     0
Boeing Company            COM       097023105     20,196    588,300  SH         Shared     2         0        588,300     0
Brunswick Corp.           COM       117043109     25,256    983,500  SH         Shared     2         0        983,500     0
CIT Group Inc.            COM       125581108     10,604    368,700  SH         Shared     2         0        368,700     0
Cendant Corp.             COM       151313103     16,933    906,000  SH         Shared     2         0        906,000     0
Circuit City              COM       172737108     24,378  2,558,000  SH         Shared     2         0      2,558,000     0
Comerica                  COM       200340107      5,545    119,000  SH         Shared     2         0        119,000     0
Commscope, Inc.           COM       203372107     20,846  1,728,500  SH         Shared     2         0      1,728,500     0
Computer Associates       COM       204912109     10,736    411,200  SH         Shared     2         0        411,200     0
Crane Corp.               COM       224399105      9,006    384,700  SH         Shared     2         0        384,700     0
Crown Holdings            COM       228368106      1,093    161,900  SH         Shared     2         0        161,900     0
Devon Energy Corp         COM       25179m103     18,006    373,636  SH         Shared     2         0        373,636     0
Enterasys Networks Inc.   COM       293637104     16,979  4,244,700  SH         Shared     2         0      4,244,700     0
Federated Dept Stores     COM       31410H101     18,310    437,000  SH         Shared     2         0        437,000     0
Freddie Mac               COM       313400301     35,964    687,000  SH         Shared     2         0        687,000     0
Frontier Oil              COM       35914P105      9,999    680,200  SH         Shared     2         0        680,200     0
Georgia Pacific Corp.     COM       373298108     28,644  1,181,700  SH         Shared     2         0      1,181,700     0
Global Santa Fe Corp.     SHS       g3930e101     17,231    719,439  SH         Shared     2         0        719,439     0
Golden West Financial     COM       381317106     16,362    182,800  SH         Shared     2         0        182,800     0
Goodrich                  COM       382388106     20,238    834,900  SH         Shared     2         0        834,900     0
Handleman Company         COM       410252100     27,835  1,649,000  SH         Shared     2         0      1,649,000     0
Inamed Corp.              COM       453235103     10,464    142,400  SH         Shared     2         0        142,400     0
Jones Apparel             COM       480074103     10,335    345,300  SH         Shared     2         0        345,300     0
Kellwood Company          COM       488044108     47,385  1,416,600  SH         Shared     2         0      1,416,600     0
Moore Wallace Inc.        COM       615857109     45,619  3,212,600  SH         Shared     2         0      3,212,600     0
Norfolk Southern          COM       655844108     19,242  1,040,100  SH         Shared     2         0      1,040,100     0
OfficeMax Inc.            COM       67622M108     20,555  2,193,700  SH         Shared     2         0      2,193,700     0
Owens- Illinois           COM       690768403     10,991    962,400  SH         Shared     2         0        962,400     0
Preacis Pharmaceuticals   COM       739421105      9,000  1,331,400  SH         Shared     2         0      1,331,400     0
Sappi Ltd. ADRs           SPON ADR  803069202     34,001  2,518,600  SH         Shared     2         0      2,518,600     0
Saxon Capital Inc.        COM       80556p302     16,790    979,600  SH         Shared     2         0        979,600     0
Solectron Corp.           COM       834182107     15,428  2,637,300  SH         Shared     2         0      2,637,300     0
Tenet Healthcare Corp.    COM       88033g100     14,046    970,000  SH         Shared     2         0        970,000     0
Travelers Property  Cl A  CL A      89420g109     21,728  1,368,241  SH         Shared     2         0      1,368,241     0
US Steel                  COM       912909108     31,682  1,723,700  SH         Shared     2         0      1,723,700     0
UnionBanCal Corp          COM       908906100     17,420    351,200  SH         Shared     2         0        351,200     0
Unum Provident            COM       91529Y106     19,607  1,327,500  SH         Shared     2         0      1,327,500     0
Washington Group Int'l.   COM       938862208     21,319    789,600  SH         Shared     2         0        789,600     0


03563.0004 #442215